Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss from continuing operations	$ (55,989,497)		$ (23,845,298)		$ (4,663,907)
Net Profit/(Loss) from discontinued operations	532,172		(1,094,524)		(1,047,315)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	7,574,295		4,217,563		532,466
Depreciation and amortization	2,332,186	[1]	2,058,527	[1]	3,271,051
Deferred income taxes					(755,973)
(Gain) Loss on foreign exchange transactions	(213,964)		375,036		375,407
Allowance for expected credit losses	(267,488)		(575,384)		2,821,611
Impairment loss on investments, goodwill, receivables, due from related parties and intangible assets	15,889,823		8,426,865		15,371,643
Bad debt written off	482,266
Gain from de-consolidation of a subsidiary	(532,172)
Loss on disposal of property, plant and equipment			946,204
Reversal of impairment on property, plant and equipment			(836,521)
Gain on lease modification					(308,763)
Revaluation adjustment on contingent liabilities			(3,714,000)		(32,774,594)
Interest paid – (loans)	3,311,538		1,146,440		1,250,312
Interest expense on lease liabilities	79,939				787,341
Interest expense on convertible debt obligation					1,701,964
Interest Income					(45,104)
Revaluation of digital assets	3,641,271		(440,145)
Loss on disposal of digital assets	5,805,454
Changes in operating assets and liabilities
Trade receivables	1,070,972		(359,691)		2,570,324
Pledge deposit			711,026		(711,026)
Other receivables	(49,536)		7,437		21,027
Prepaid expenses and other current assets	(222,841)		(110,703)		62,111
Digital assets	6,093,087		(30,000,989)
Inventories	(20,413)		288,054		120,977
Trade payables	(790,148)		(1,121,354)		2,706,803
Accrued expenses and other current liabilities	(184,385)		794,158		55,342
Contract liabilities	(49,123)		(1,018,760)		(2,824,190)
Current tax provision					(776,080)
Deferred tax liabilities	948,813		(2,281,654)
Income tax payable	(88,803)		79,696		(152,117)
Other non-current asset					1,448
Total Adjustments	44,810,771		(21,408,195)		(6,698,020)
Net cash used in operations	(10,646,554)		(46,348,017)		(12,409,242)
CASH FLOWS FROM INVESTING ACTIVITIES:
Interest received					45,104
Internally developed software	(298,657)		(492,900)		(438,228)
Acquisition of subsidiaries, net of cash acquired	58,085				(2,299,231)
Purchase of Intangible Assets	(40,000)
Purchase of property, plant and equipment	(1,921,884)		(7,003)		(131,055)
Proceeds from disposal of property, plant and equipment			1,264
Purchase of investment in GU					(20,000)
Purchase of financial assets at fair value through profit or loss	(8,535)		(1,000,000)
Purchase of other non-current assets			(6,595,180)
Acquisition of intangible assets
Net cash used in investing activities:	(2,210,991)		(8,093,819)		(2,843,410)
CASH FLOWS FROM FINANCING ACTIVITIES:
Other interest paid – loans	(2,658,831)		(1,146,440)		(1,250,312)
Amount due to/from related party, net	(840,057)		(484,078)		1,546,010
Proceeds from convertible debt, net of issuance costs					8,923,994
Proceeds from equity issuances	17,726,550		49,542,323
Cash paid for acquiring treasury shares	4,346,764
Cash paid in lieu of stock based compensation	(6,800,000)
Repayment of lease liabilities	(138,902)				(775,728)
Proceeds from loans	23,344,748		10,000,000		2,000,000
Repayment of loans	(21,040,000)		(2,552,874)		(593,950)
Net cash provided by financing activities	13,940,272		55,358,931		9,850,014
Increase (decrease) in cash and cash equivalents during the year	1,082,727		917,095		(5,402,638)
Effects of currency translation on cash and cash equivalents	(274,672)		83,085		296,822
Cash and cash equivalents, beginning of year	1,614,933		614,753		5,720,569
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 2,422,988		$ 1,614,933		$ 614,753

[1]	Consists of US$591,462 (2024: US$589,415) of depreciation and amortization which is included in cost of revenue and US$1,740,724 (2024: US$1,469,112) which is included in operating expenses in the accompanying statements of operations.